Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,035,890.00
Previously Paid Amount	0.00
Total Fee Amount	2,214.56
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,214.56
Narrative - Max Aggregate Offering Price	$ 16,035,890.00
Final Prospectus	true